POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED JUNE 10, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 5, 2010, the Underlying Index for the PowerShares VRDO Tax-Free Weekly Portfolio will be changed from the Thomson Municipal Market Data VRDO Index to the Bloomberg US Municipal AMT-Free Weekly VRDO Index and all references to the Thomson Municipal Market Data VRDO Index will be deleted and replaced with the Bloomberg US Municipal AMT-Free Weekly VRDO Index.

P-PS-SOAI-STK-3-1 6/10/10

Please Retain This Supplement For Future Reference.